Jun. 17, 2026
Global Atlantic BlackRock High Yield Portfolio
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class II Shares	Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.34%	0.34%	0.34%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses(2)	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses(3)	0.10%	0.10%	0.10%
Total Annual Portfolio Operating Expenses(2)	0.58%	0.83%	0.73%
Fee Waiver and/or Reimbursement(4)	(0.06)%	(0.06)%	(0.06)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement(4)	0.52%	0.77%	0.67%

(1)      “Management Fees” have been restated to reflect current fees.

(2)      “Other Expenses” have been restated to reflect current fees. In addition, “Other Expenses” for Class III shares are based on estimated amounts.

(3)      Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio. Acquired Fund Fees and Expenses have been estimated for the current year.

(4)      The Portfolio’s investment adviser, Global Atlantic Investment Advisors, LLC, (the “Adviser”), has contractually agreed to waive its fees and to reimburse expenses, at least until October 31, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement will not exceed 0.52%, 0.77%, and 0.67% of average daily net assets attributable to Class I, Class II and Class III shares of the Portfolio, respectively.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment.  The agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the Adviser. “Fee Waiver and/or Reimbursement” and “Total Annual Portfolio Operating Expenses

After Fee Waiver and/or Reimbursement” have been restated to reflect the expense reimbursement effective September 30, 2026.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$53	$180	$318	$720
Class II	$79	$259	$455	$1,020
Class III	$68	$227	$400	$901

	1 Year	3 Years	5 Years	10 Years
Class I	$53	$180	$318	$720
Class II	$79	$259	$455	$1,020
Class III	$68	$227	$400	$901

(C)	The “Fund Summary: Global Atlantic BlackRock High Yield Portfolio - Principal Investment Strategies” section of the Prospectus will be deleted and replaced with the following:

Under normal market conditions, the Portfolio seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to fixed-income securities.

Under normal market conditions, the Portfolio’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock” or the “Sub-Adviser”) allocates at least 80% of the Portfolio’s assets to a diversified group of underlying fixed income exchange-traded funds (“Underlying ETFs”) that are affiliated with BlackRock and invest primarily in fixed-income securities and/or cash alternatives in both U.S. and non-U.S. markets. The Portfolio incorporates a multi-sector fixed income strategy that, under normal circumstances, seeks to adjust allocations to fixed income sectors that BlackRock deems to be attractive investments over the short to intermediate term. This strategy seeks to enhance the total return and manages portfolio risk at the aggregate level. Modifications in the allocations to the Underlying ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The mix of Underlying ETFs will vary with market conditions and BlackRock's assessment of the Underlying ETFs’ relative attractiveness as investment opportunities. Certain Underlying ETFs’ investments will focus on investments in domestic and foreign fixed-income instruments including U.S. treasuries, mortgage- and asset-backed securities, corporate loans, distressed securities, inflation-indexed instruments, corporate bonds, sovereign and emerging market debt. In addition, the Underlying ETFs may invest up to 25% in lower quality debt securities (rated BB or lower by Standard & Poor’s or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services), sometimes referred to as “junk bonds.” An Underlying ETF may integrate environmental, social and governance (“ESG”) factors into its investment selection process and/or screen out particular companies and industries based on certain ESG related criteria.

Global Atlantic Portfolios

Global Atlantic BlackRock High Yield Portfolio

(the “Portfolio”)

(a series of Forethought Variable Insurance Trust)

Class I, II and III Shares

Supplement dated June 17, 2026

to the Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2026, as supplemented to date

At a meeting held on May 7, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Forethought Variable Insurance Trust (the “Trust”) approved to change the name of the Global Atlantic BlackRock High Yield Portfolio to the Global Atlantic BlackRock Multi-Sector Fixed Income Portfolio and also approved changes to the Portfolio’s 80% investment policy, investment strategy, management fee rate schedule and operating expense limitation agreement. These changes are described in more detail below and go into effect on September 30, 2026. In addition, as described in a previously filed supplement dated May 13, 2026, the Board also approved the reorganization of Global Atlantic Goldman Sachs Core Fixed Income Portfolio into the Portfolio on or about October 2, 2026.